Document and Entity Information	0 Months Ended
Nov. 07, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 07, 2013
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Nov. 07, 2013
Document Effective Date	Dec. 02, 2013
Prospectus Date	Dec. 04, 2013
MFS® Low Volatility Equity Fund | A
Risk/Return:
Trading Symbol	MLVAX
MFS® Low Volatility Equity Fund | B
Risk/Return:
Trading Symbol	MLVBX
MFS® Low Volatility Equity Fund | C
Risk/Return:
Trading Symbol	MLVGX
MFS® Low Volatility Equity Fund | I
Risk/Return:
Trading Symbol	MLVHX
MFS® Low Volatility Equity Fund | R1
Risk/Return:
Trading Symbol	MLVMX
MFS® Low Volatility Equity Fund | R2
Risk/Return:
Trading Symbol	MLVOX
MFS® Low Volatility Equity Fund | R3
Risk/Return:
Trading Symbol	MLVPX
MFS® Low Volatility Equity Fund | R4
Risk/Return:
Trading Symbol	MLVRX
MFS® Low Volatility Equity Fund | R5
Risk/Return:
Trading Symbol	MLVTX
MFS® Low Volatility Global Equity Fund | A
Risk/Return:
Trading Symbol	MVGAX
MFS® Low Volatility Global Equity Fund | B
Risk/Return:
Trading Symbol	MVGBX
MFS® Low Volatility Global Equity Fund | C
Risk/Return:
Trading Symbol	MVGCX
MFS® Low Volatility Global Equity Fund | I
Risk/Return:
Trading Symbol	MVGIX
MFS® Low Volatility Global Equity Fund | R1
Risk/Return:
Trading Symbol	MVGJX
MFS® Low Volatility Global Equity Fund | R2
Risk/Return:
Trading Symbol	MVGKX
MFS® Low Volatility Global Equity Fund | R3
Risk/Return:
Trading Symbol	MVGLX
MFS® Low Volatility Global Equity Fund | R4
Risk/Return:
Trading Symbol	MVGMX
MFS® Low Volatility Global Equity Fund | R5
Risk/Return:
Trading Symbol	MVGNX